Segment Information (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Segment Reporting [Abstract]
Reconciliation of Revenue and Operating Income from Segments to Consolidated
Following are the operating results for the years ended December 31:

	2021		2020		2019
(millions)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)
Personal Lines
Agency	$16,881.0	$992.1	$15,789.5	$2,236.5	$14,904.1	$1,673.2
Direct	18,492.3	619.2	16,830.6	2,076.5	15,305.9	1,181.4
Total Personal Lines[1]	35,373.3	1,611.3	32,620.1	4,313.0	30,210.0	2,854.6
Commercial Lines	6,945.2	767.8	4,875.8	634.8	4,427.6	458.8
Property[2]	2,042.5	(312.3)	1,765.7	(125.1)	1,554.8	(26.1)
Other indemnity[3]	7.7	(1.4)	0	0	0	0
Total underwriting operations	44,368.7	2,065.4	39,261.6	4,822.7	36,192.4	3,287.3
Fees and other revenues[4]	691.8	NA	603.5	NA	563.7	NA
Service businesses	271.4	18.6	226.4	20.9	195.0	16.1
Investments[5]	2,370.1	2,344.6	2,566.6	2,546.6	2,071.2	2,046.6
Interest expense	NA	(218.6)	NA	(217.0)	NA	(189.7)
Consolidated total	$47,702.0	$4,210.0	$42,658.1	$7,173.2	$39,022.3	$5,160.3
NA = Not applicable
[1] Personal auto insurance accounted for 94% of the total Personal Lines segment net premiums earned in 2021, 2020, and 2019; insurance for our special lines products (e.g., motorcycles, ATVs, RVs, watercraft, and snowmobiles) accounted for the balance of the Personal Lines net premiums earned.
[2] During 2021, 2020, and 2019, pretax profit (loss) includes $56.6 million, $56.9 million, and $66.3 million, respectively, of amortization expense predominately associated with intangible assets attributable to our Property segment. See Note 16 – Goodwill and Intangible Assets for further discussion.
[3] Primarily includes Protective Insurance’s run-off business operations.
[4] Pretax profit (loss) for fees and other revenues is allocated to operating segments.
[5] Revenues represent recurring investment income and total net realized gains (losses) on securities; pretax profit is net of investment expenses.

Underwriting Margins and Combined Ratios for our Underwriting Operations	Following are the underwriting margins and combined ratios for our underwriting operations for the years ended December 31:

	2021		2020		2019
	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio
Personal Lines
Agency	5.9%	94.1	14.2%	85.8	11.2%	88.8
Direct	3.4	96.6	12.3	87.7	7.7	92.3
Total Personal Lines	4.6	95.4	13.2	86.8	9.5	90.5
Commercial Lines	11.1	88.9	13.0	87.0	10.4	89.6
Property[1]	(15.3)	115.3	(7.1)	107.1	(1.7)	101.7
Total underwriting operations	4.7	95.3	12.3	87.7	9.1	90.9
[1] Included in 2021, 2020, and 2019, are 2.8 points, 3.2 points, and 4.3 points, respectively, of amortization expense associated with intangible assets.